Leases (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating lease expire year	Operating leases for our office facility that expire in 2024		Operating leases for our office facility that expire in 2024
Recognized lease expense	$ 24,000	$ 28,000	$ 100,910	$ 111,484
Security deposit	$ 10,000		$ 10,000
Capital lease term			3 years
Capital leases annual interest rate	12.00%		12.00%
Capital lease obligations current	$ 90,799		$ 90,565	34,425
Capital lease obligations noncurrent	61,237		83,109	53,480
Finance lease security deposit	$ 10,944		10,944
Operating Lease [Member]
Security deposit			10,000	10,000
Finance lease security deposit			$ 10,944	$ 10,944